Nature of operations	12 Months Ended
Mar. 31, 2017
Nature of operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation (“NTT”) and its subsidiaries (collectively with NTT, “NTT Group”) conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation (“NTT East”) and Nippon Telegraph and Telephone West Corporation (“NTT West”); long-distance and international communications (domestic inter-prefectural communication services, international communication services, solution services and related services), principally operated by NTT Communications Corporation (“NTT Communications”); mobile communications (mobile phone services and related services), principally operated by NTT DOCOMO, Inc. (“NTT DOCOMO”); and data communications (network system services, system integration services, etc.), principally operated by NTT DATA CORPORATION (“NTT DATA”).

Pursuant to the Act on Nippon Telegraph and Telephone Corporation, etc. (“NTT Act”), NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation (“Public Corporation”) were transferred to NTT. As provided for in the supplementary provisions of the NTT Act, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Act specifies, however, that such government ownership may eventually be reduced to one-third. Since NTT’s incorporation, the Japanese Government has sold NTT’s common stock to the public. The Japanese Government’s ownership ratio of NTT’s issued stock is 32.4% as of March 31, 2017. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.